Property, plant and equipment - Additional Information (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($) BareboatCharter	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense			$ 345,164,000	$ 324,597,000	$ 233,729,000
Payments to acquire property, plant & equipment			1,577,000,000	783,500,000	332,500,000
Gain on sale			16,400,000	(200,000)	$ 0
Vessels
Property Plant And Equipment [Line Items]
Payments to acquire property, plant & equipment			$ 358,500,000	$ 785,033,000
Number of bareboat charters re-assessed | BareboatCharter		6
Reclassification to property, plant and equipment		$ 377,393,000
Reclassified to net investment in lease from property, plant and equipment	$ 88,060,575
Number of secondhand vessels purchased | vessel				10
Number of vessels reclassified to property, plant and equipment | vessel				1
Number of vessels purchased | vessel			4
Number of vessels sold | vessel			1
Gain on sale			$ 15,884,000
APR Energy | Gas Turbines and Other Equipment
Property Plant And Equipment [Line Items]
Payments to acquire property, plant & equipment		$ 447,166,000